UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9%

	Financials — 9.4%
$22,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	$23,595
37,000	Ally Financial, Inc., 5.750%, 11/20/25	37,879
134,000	Ally Financial, Inc., 8.000%, 11/1/31	159,125
300,000	Bank of America Corp., 6.100%(A)(B)	317,850
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	244,742
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	201,408
265,000	Capital One NA, 1.650%, 2/5/18	264,955
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	173,124
320,000	Citigroup, Inc., 2.480%, 9/1/23(A)	329,056
125,000	Citigroup, Inc., 3.300%, 4/27/25	122,433
84,000	Citigroup, Inc., 4.750%, 5/18/46	82,982
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	16,958
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	250,379
4,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.000%, 3/15/24	4,110
4,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.375%, 3/15/27	4,040
9,000	Dana Financing Luxembourg Sarl
	(Luxembourg), 144a,
	5.750%, 4/15/25	9,079
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	177,784
10,000	FirstCash, Inc., 6.750%, 4/1/21	10,425
130,000	General Electric Co. MTN,
	4.650%, 10/17/21	142,697
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	226,840
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	126,145
86,000	Goldman Sachs Group, Inc. (The),
	5.375%(A)(B)	87,935
300,000	Goldman Sachs Group, Inc. (The),
	5.700%(A)(B)	310,170
200,000	HSBC Holdings PLC (United Kingdom),
	2.650%, 1/5/22(A)	205,636
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	251,060
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	147,646
300,000	JPMorgan Chase & Co., 5.150%(A)(B)	302,625
43,000	Mid-America Apartments LP,
	3.750%, 6/15/24	43,760
208,000	Moody's Corp., 2.750%, 12/15/21	207,677
170,000	Morgan Stanley, 3.950%, 4/23/27	168,366
24,000	Navient Corp., 5.000%, 10/26/20	23,940
44,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	46,090
160,000	PNC Bank NA, 2.700%, 11/1/22	158,643
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	176,798
43,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	42,248
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	171,838
		5,270,038

	Consumer Discretionary — 5.9%
16,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	16,080
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	66,880
29,000	AMC Entertainment Holdings, Inc.,
	144a, 5.875%, 11/15/26	29,326
7,000	AMC Networks, Inc., 4.750%, 12/15/22	7,035
9,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	9,360
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	157,786
230,000	AutoNation, Inc., 5.500%, 2/1/20	247,003
24,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23†	23,190
36,000	Belo Corp., 7.250%, 9/15/27	38,160
28,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	28,840
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	21,840
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	29,260
5,000	Cardtronics, Inc., 5.125%, 8/1/22	5,062
15,000	Cardtronics, Inc. / Cardtronics USA,
	144a, 5.500%, 5/1/25	15,169
215,000	CBS Corp., 4.900%, 8/15/44	218,000
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	37,185
16,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	16,560
210,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	214,238
43,000	DISH DBS Corp., 5.875%, 7/15/22	45,177
182,000	Dollar General Corp., 3.250%, 4/15/23	181,965
80,000	Ford Motor Co., 4.750%, 1/15/43	75,158
205,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	222,144
10,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	10,600
5,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	5,162
41,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	40,436
150,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	191,912
292,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	294,421

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Consumer Discretionary — (Continued)
$18,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	$19,215
9,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	9,000
154,000	Lear Corp., 5.375%, 3/15/24	162,502
17,000	Lennar Corp., 4.875%, 12/15/23	17,382
19,000	LKQ Corp., 4.750%, 5/15/23	18,905
28,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	28,770
21,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	20,029
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	21,300
160,000	Mylan NV (Netherlands),
	3.000%, 12/15/18	161,857
23,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	23,345
8,000	Netflix, Inc., 5.750%, 3/1/24	8,550
26,000	Netflix, Inc., 5.875%, 2/15/25	27,950
9,000	New Home Co., Inc. (The), 144a,
	7.250%, 4/1/22	9,068
103,000	Newell Brands, Inc., 4.200%, 4/1/26	107,197
24,000	PulteGroup, Inc., 5.500%, 3/1/26	24,840
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	43,000
40,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	41,000
204,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	199,494
9,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	9,212
9,000	Sonic Automotive, Inc., 144a,
	6.125%, 3/15/27	9,011
11,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	11,165
21,000	Tenneco, Inc., 5.000%, 7/15/26	20,567
30,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	30,225
18,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	18,540
5,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	5,212
7,000	William Lyon Homes, Inc., 144a,
	5.875%, 1/31/25	7,052
11,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	11,454
		3,313,791

	Energy — 4.5%
53,000	Archrock Partners LP / Archrock
	Partners Finance Corp.,
	6.000%, 4/1/21	52,602
276,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	268,955
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	171,073
15,000	Continental Resources, Inc.,
	4.500%, 4/15/23	14,597
73,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	67,525
10,000	Exterran Energy Solutions LP / EES
	Finance Corp., 144a, 8.125%, 5/1/25	10,200
22,000	FTS International, Inc., 144a,
	8.631%, 6/15/20(A)	22,302
40,000	Gulfport Energy Corp., 144a,
	6.375%, 5/15/25	39,300
11,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	10,615
8,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	8,380
23,000	HollyFrontier Corp., 5.875%, 4/1/26	24,420
158,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	155,506
205,000	Marathon Oil Corp., 2.800%, 11/1/22	196,967
198,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	210,381
16,000	NuStar Logistics LP, 6.750%, 2/1/21	16,960
130,000	Occidental Petroleum Corp.,
	4.100%, 2/15/47	125,461
3,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.250%, 8/15/25	3,030
23,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	23,575
10,000	Peabody Securities Finance Corp.,
	144a, 6.000%, 3/31/22	9,944
11,000	Peabody Securities Finance Corp.,
	144a, 6.375%, 3/31/25	10,945
135,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	129,398
70,000	Petroleos Mexicanos (Mexico), 144a,
	5.375%, 3/13/22	73,325
18,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	17,055
3,000	Precision Drilling Corp. (Canada), 144a,
	7.750%, 12/15/23	3,158
24,000	QEP Resources, Inc., 5.375%, 10/1/22	23,640
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	16,798
57,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	55,860
21,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	22,767
206,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	215,339
11,000	SemGroup Corp., 144a,
	6.375%, 3/15/25	10,808
11,000	SESI LLC, 7.125%, 12/15/21	11,138
210,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	205,667
38,000	Southwestern Energy Co.,
	4.100%, 3/15/22	35,530
16,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	15,920

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Energy — (Continued)
$47,000	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	$50,525
39,000	Unit Corp., 6.625%, 5/15/21	38,415
25,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36†	23,625
112,000	Williams Partners LP, 3.350%, 8/15/22	111,810
		2,503,516

	Industrials — 3.5%
57,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	57,428
200,000	Air Lease Corp., 5.625%, 4/1/17	200,000
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,270
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	17,043
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	321,576
2,000	Clean Harbors, Inc., 5.125%, 6/1/21	2,042
19,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	19,338
16,000	Eagle Materials, Inc., 4.500%, 8/1/26	15,920
175,000	FedEx Corp., 5.100%, 1/15/44	188,339
7,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	7,315
24,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	25,140
197,000	Joy Global, Inc., 5.125%, 10/15/21	211,412
25,000	KLX, Inc., 144a, 5.875%, 12/1/22	25,781
5,000	Koppers, Inc., 144a, 6.000%, 2/15/25	5,162
25,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	25,125
170,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	171,209
2,000	Moog, Inc., 144a, 5.250%, 12/1/22	2,050
13,000	Orbital ATK, Inc., 5.250%, 10/1/21	13,439
4,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	4,232
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	209,872
155,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	155,482
250,000	Siemens Financieringsmaatschappij
	NV (Netherlands), 144a,
	3.125%, 3/16/24	251,788
4,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	4,052
13,722	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	14,031
26,240	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	27,388
		1,979,434

	Information Technology — 3.4%
198,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	214,335
148,000	Apple, Inc., 4.650%, 2/23/46	158,804
28,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	28,315
19,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	19,902
205,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	4.420%, 6/15/21	214,378
40,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	43,161
31,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	34,270
19,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	20,995
206,000	Electronic Arts, Inc., 3.700%, 3/1/21	213,820
11,000	EMC Corp., 3.375%, 6/1/23†	10,507
230,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	239,009
5,000	First Data Corp., 144a, 7.000%, 12/1/23	5,362
212,000	Hewlett Packard Enterprise Co.,
	2.450%, 10/5/17	212,619
85,000	Microsoft Corp., 3.500%, 2/12/35	81,782
41,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	42,948
170,000	Oracle Corp., 2.650%, 7/15/26	161,875
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	202,906
27,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	27,202
		1,932,190

	Health Care — 3.4%
198,000	Abbott Laboratories,
	3.750%, 11/30/26	197,751
174,000	AbbVie, Inc., 4.450%, 5/14/46	166,037
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	11,392
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	90,821
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	190,390
20,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	20,350
25,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	25,625
8,000	Envision Healthcare Corp., 144a,
	5.125%, 7/1/22	8,142
21,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	22,050
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	162,767
36,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	37,368
4,000	HCA, Inc., 5.375%, 2/1/25	4,170
36,000	HCA, Inc., 5.875%, 5/1/23	38,880
28,000	HCA, Inc., 5.875%, 2/15/26	29,540

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Health Care — (Continued)
$47,000	HealthSouth Corp., 5.750%, 11/1/24	$47,352
14,000	Kindred Healthcare, Inc.,
	8.000%, 1/15/20	14,228
10,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23†	10,025
44,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	37,290
142,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	161,867
45,000	Select Medical Corp., 6.375%, 6/1/21	45,450
10,000	Teleflex, Inc., 4.875%, 6/1/26	10,050
38,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	38,825
13,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	14,040
88,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	2.200%, 7/21/21	84,925
190,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	3.150%, 10/1/26†	175,088
25,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	24,875
39,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	35,295
20,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	15,400
140,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	140,512
60,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	60,701
		1,921,206

	Telecommunication Services — 3.2%
29,000	AMC Networks, Inc., 5.000%, 4/1/24	29,000
105,000	AT&T, Inc., 3.900%, 3/11/24	106,689
40,000	AT&T, Inc., 4.350%, 6/15/45	35,207
125,000	AT&T, Inc., 4.500%, 5/15/35	118,003
5,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	5,300
20,000	CenturyLink, Inc., 6.450%, 6/15/21	21,248
124,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	142,766
190,000	Comcast Corp., 1.625%, 1/15/22	182,199
11,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	10,983
3,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	3,102
29,000	CSC Holdings LLC, 5.250%, 6/1/24	28,891
28,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	32,480
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	213,064
82,000	Frontier Communications Corp.,
	10.500%, 9/15/22	83,025
23,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	18,975
19,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19†	18,121
9,000	Level 3 Financing, Inc.,
	5.250%, 3/15/26	9,045
4,000	LIN Television Corp., 5.875%, 11/15/22	4,140
5,000	Match Group, Inc., 6.375%, 6/1/24	5,409
26,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	26,390
170,000	Qwest Corp., 6.750%, 12/1/21	186,362
60,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	61,350
22,000	Sprint Corp., 7.125%, 6/15/24	23,485
5,000	Symantec Corp., 144a,
	5.000%, 4/15/25	5,127
67,000	T-Mobile USA, Inc., 6.000%, 4/15/24	71,439
9,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	8,854
331,000	Verizon Communications, Inc., 144a,
	5.012%, 4/15/49	321,449
		1,772,103

	Real Estate — 1.7%
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	160,645
7,000	Corrections Corp. of America REIT,
	4.125%, 4/1/20	7,140
5,000	Corrections Corp. of America REIT,
	4.625%, 5/1/23	4,994
16,000	Corrections Corp. of America REIT,
	5.000%, 10/15/22	16,520
182,000	Crown Castle International Corp., REIT,
	3.400%, 2/15/21	185,132
17,000	Equinix, Inc. REIT, 5.375%, 4/1/23	17,701
5,000	Equinix, Inc. REIT, 5.375%, 5/15/27	5,162
180,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	185,276
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	188,748
180,000	Welltower, Inc. REIT, 6.125%, 4/15/20	199,094
		970,412

	Utilities — 1.3%
206,000	Dominion Resources, Inc.,
	2.000%, 8/15/21	199,864
84,000	DPL, Inc., 7.250%, 10/15/21	89,561
18,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	17,235
184,000	Fortis, Inc. (Canada), 144a,
	3.055%, 10/4/26	172,120
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	11,835
14,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	14,245

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Utilities — (Continued)
$28,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500%, 11/1/23	$28,910
8,000	NRG Energy, Inc., 6.625%, 3/15/23	8,185
124,000	PacifiCorp, 5.750%, 4/1/37	151,543
6,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	5.875%, 3/1/27	5,910
		699,408

	Consumer Staples — 1.2%
23,000	AdvancePierre Foods Holdings, Inc.,
	144a, 5.500%, 12/15/24	23,259
39,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 5.750%, 3/15/25	37,830
3,000	B&G Foods, Inc., 5.250%, 4/1/25	3,026
130,000	CVS Health Corp., 5.125%, 7/20/45	143,429
14,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	14,140
5,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	5,088
155,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	193,362
200,000	Mondelez International Holdings
	Netherlands BV (Netherlands), 144a,
	2.000%, 10/28/21	192,441
22,000	Post Holdings, Inc., 144a,
	5.500%, 3/1/25	22,110
10,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	11,027
16,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	16,760
9,000	US Foods, Inc., 144a, 5.875%, 6/15/24	9,338
		671,810

	Materials — 0.4%
24,000	Arconic, Inc., 5.125%, 10/1/24	24,792
39,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	40,024
35,000	Domtar Corp., 10.750%, 6/1/17	35,398
27,000	Freeport-McMoRan, Inc., 144a,
	6.750%, 2/1/22	27,675
19,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	20,140
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,850
9,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	9,124
22,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	22,495
18,000	Scotts Miracle-Gro Co. (The), 144a,
	5.250%, 12/15/26	18,225
		218,723
	Total Corporate Bonds	$21,252,631

	U.S. Treasury Obligations — 42.7%
504,000	U.S. Treasury Bond, 2.250%, 8/15/46	426,549
395,000	U.S. Treasury Bond, 2.500%, 2/15/46	354,019
227,000	U.S. Treasury Bond, 2.875%, 11/15/46	220,252
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	63,628
1,415,000	U.S. Treasury Bond, 3.000%, 2/15/47	1,409,970
6,635,000	U.S. Treasury Inflation Indexed Bonds,
	0.375%, 1/15/27	6,639,949
2,820,000	U.S. Treasury Note, 1.125%, 2/28/19	2,813,610
46,000	U.S. Treasury Note, 1.125%, 2/28/21	44,879
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,469,062
6,500,000	U.S. Treasury Note, 2.000%, 12/31/21	6,524,882
4,095,000	U.S. Treasury Note, 2.000%, 11/15/26	3,955,836
	Total U.S. Treasury Obligations	$23,922,636

	U.S. Government Mortgage-Backed Obligations — 10.6%
28,073	FHLMC, Pool #A56988, 5.500%, 2/1/37	31,144
147,475	FHLMC, Pool #A95946, 4.000%, 1/1/41	155,324
130,898	FHLMC, Pool #A96485, 4.500%, 1/1/41	140,692
47,436	FHLMC, Pool #G03217, 5.500%, 9/1/37	52,625
22,140	FHLMC, Pool #G03781, 6.000%, 1/1/38	25,045
54,806	FHLMC, Pool #G06031, 5.500%, 3/1/40	60,779
93,682	FHLMC, Pool #J27931, 3.500%, 4/1/29	98,028
4,183	FNMA, Pool #254759, 4.500%, 6/1/18	4,290
8,590	FNMA, Pool #535290, 8.000%, 5/1/30	10,094
8,039	FNMA, Pool #561741, 7.500%, 1/1/31	9,185
13,795	FNMA, Pool #889734, 5.500%, 6/1/37	15,380
51,317	FNMA, Pool #899079, 5.000%, 3/1/37	56,039
19,287	FNMA, Pool #933806, 5.000%, 5/1/38	21,053
11,593	FNMA, Pool #974401, 4.500%, 4/1/23	12,222
16,172	FNMA, Pool #974403, 4.500%, 4/1/23	17,196
25,843	FNMA, Pool #984256, 5.000%, 6/1/23	27,560
17,823	FNMA, Pool #995220, 6.000%, 11/1/23	18,987
19,044	FNMA, Pool #995472, 5.000%, 11/1/23	20,371
89,886	FNMA, Pool #AB1149, 5.000%, 6/1/40	98,359
78,689	FNMA, Pool #AB1800, 4.000%, 11/1/40	83,188
132,606	FNMA, Pool #AD3795, 4.500%, 4/1/40	142,705
207,391	FNMA, Pool #AD9150, 5.000%, 8/1/40	228,205
290,493	FNMA, Pool #AE0548, 4.500%, 11/1/40	312,373
30,212	FNMA, Pool #AE0831, 6.000%, 9/1/39	34,130
202,947	FNMA, Pool #AE4429, 4.000%, 10/1/40	213,529
18,077	FNMA, Pool #AH2666, 4.000%, 1/1/26	18,933
36,969	FNMA, Pool #AH3493, 4.000%, 2/1/26	38,922
82,987	FNMA, Pool #AI0805, 4.500%, 7/1/41	89,082
390,484	FNMA, Pool #AJ5457, 4.000%, 11/1/41	411,629
347,331	FNMA, Pool #AL0054, 4.500%, 2/1/41	373,651
67,662	FNMA, Pool #AL2663, 4.000%, 1/1/26	71,236
342,806	FNMA, Pool #AL3318, 3.500%, 3/1/43	353,264
414,451	FNMA, Pool #AS8552, 3.000%, 12/1/36	419,201
363,268	FNMA, Pool #MA1175, 3.000%, 9/1/42	362,142
242,866	FNMA, Pool #MA1543, 3.500%, 8/1/33	253,652

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 10.6% (Continued)
$229,709	FNMA, Pool #MA2177, 4.000%, 2/1/35	$243,519
319,991	GNMA, Pool #4853, 4.000%, 11/20/40	342,514
219,042	GNMA, Pool #4883, 4.500%, 12/20/40	237,289
81,174	GNMA, Pool #736696, 4.500%, 5/15/40	86,723
15,429	GNMA, Pool #748495, 4.000%, 8/15/40	16,314
9,215	GNMA, Pool #8503, 2.125%, 9/20/24(A)	9,467
407,335	GNMA, Pool #AD1745, 3.000%, 2/20/43	411,807
313,706	GNMA, Pool #MA1157, 3.500%, 7/20/43	326,672
	Total U.S. Government Mortgage-Backed Obligations	$5,954,520

	Asset-Backed Securities — 2.0%
200,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	202,245
293,816	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	293,840
210,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	211,114
86,691	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	87,820
149,125	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	146,957
173,832	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	174,898
	Total Asset-Backed Securities	$1,116,874

	Non-Agency Collateralized Mortgage Obligations — 2.2%
167,096	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	166,229
267,697	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)	255,375
13,781	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	13,901
119,878	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	91,995
260,982	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.568%, 8/25/43(A)	255,823
94,308	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	75,065
325,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)	328,501
62,225	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	55,819
	Total Non-Agency Collateralized Mortgage Obligations	$1,242,708

	Commercial Mortgage-Backed Security — 0.5%
270,000	Cosmopolitan Hotel Trust, Ser
	2016-CSMO, Class A, 144a,
	2.312%, 11/15/33(A)	272,196

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(C)	319,677

	Agency Collateralized Mortgage Obligations — 0.3%
10,187	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	10,712
142,564	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	144,138
	Total Agency Collateralized Mortgage Obligations	$154,850

	Sovereign Bond — 0.3%
200,000	Bermuda Government International
	Bond, 144a, 3.717%, 1/25/27	192,506

Shares

	Preferred Stocks — 0.9%

	Real Estate — 0.4%
9,383	Public Storage, 4.900%(B)	211,024

	Utilities — 0.5%
4,409	Entergy Arkansas, Inc., 4.875%	100,172
4,478	Entergy Louisiana LLC, 4.875%	101,248
4,068	Entergy Mississippi, Inc., 4.900%	92,059
	Total Preferred Stocks	$504,503

	Short-Term Investment Funds — 1.9%
769,476	Dreyfus Government Cash
	Management, Institutional Shares, 0.66%∞Ω	769,476
277,535	Invesco Government & Agency
	Portfolio, Institutional Class, 0.61%**∞Ω	277,535
	Total Short-Term Investment Funds	$1,047,011

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities — 99.9%
(Cost $55,635,368)	$55,980,112

Other Assets in
Excess of Liabilities — 0.1%	82,083
Net Assets — 100.0%	$56,062,195

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $256,518.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $6,309,675 or 11.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset:
Corporate Bonds	$—	$21,252,631	$—	$21,252,631
U.S. Treasury Obligations	—	23,922,636	—	23,922,636
U.S. Government Mortgage-Backed Obligations	—	5,954,520	—	5,954,520
Asset-Backed Securities	—	1,116,874	—	1,116,874
Non-Agency Collateralized Mortgage Obligations	—	1,242,708	—	1,242,708
Commercial Mortgage-Backed Security	—	272,196	—	272,196
Municipal Bond	—	319,677	—	319,677
Agency Collateralized Mortgage Obligations	—	154,850	—	154,850
Sovereign Bond	—	192,506	—	192,506
Preferred Stocks	504,503	—	—	504,503
Short-Term Investment Funds	1,047,011	—	—	1,047,011
Total	$1,551,514	$54,428,598	$—	$55,980,112

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	(3,375)	—	—	(3,375)
Total	$1,548,139	$54,428,598	$—	$55,976,737

*Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation on futures contracts.

Futures Contracts

At March 31, 2017, $12,750 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2017:

		Number of	Notional	Unrealized
Description	Expiration Date	Contracts	Value	Depreciation
Short Futures:
Ultra Bond Futures	June 2017	8	$1,281,625	$(3,375)

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Focused Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Information Technology — 21.1%
Alphabet, Inc. - Class C*	2,327	$1,930,386
Apple, Inc.	17,819	2,559,878
Avnet, Inc.	31,051	1,420,894
Cisco Systems, Inc.	31,086	1,050,707
International Business Machines Corp.	7,775	1,353,938
Microsoft Corp.	28,910	1,904,013
Oracle Corp.	47,757	2,130,440
salesforce.com, Inc.*	11,395	939,974
		13,290,230

Consumer Discretionary — 16.0%
Amazon.com, Inc.*	3,213	2,848,453
Carnival Corp. (Panama)	20,161	1,187,684
Comcast Corp. - Class A	40,686	1,529,387
Priceline Group, Inc. (The)*	906	1,612,653
Twenty-First Century Fox, Inc. - Class A	45,461	1,472,482
Vista Outdoor, Inc.*	29,511	607,631
Yum China Holdings, Inc.*	29,531	803,243
		10,061,533

Financials — 15.1%
Bank of America Corp.	65,540	1,546,089
Bank of New York Mellon Corp. (The)	42,610	2,012,470
Berkshire Hathaway, Inc. - Class B*	26,428	4,405,019
Goldman Sachs Group, Inc. (The)	6,639	1,525,111
		9,488,689

Health Care — 14.9%
Abbott Laboratories	19,773	878,119
Biogen, Inc.*	4,793	1,310,502
Bio-Rad Laboratories, Inc. - Class A*	9,093	1,812,599
Bristol-Myers Squibb Co.	30,612	1,664,681
Johnson & Johnson	13,293	1,655,643
Novartis AG ADR	27,148	2,016,282
		9,337,826

Industrials — 10.7%
General Electric Co.	76,925	2,292,365
Johnson Controls International PLC (Ireland)	22,838	961,937
Stericycle, Inc.*	13,415	1,111,969
Union Pacific Corp.	13,609	1,441,465
United Technologies Corp.	7,952	892,294
		6,700,030

Consumer Staples — 6.3%
JM Smucker Co. (The)	7,708	1,010,365
Mondelez International, Inc. - Class A	41,604	1,792,300
Unilever NV (Netherlands)	23,633	1,174,087
		3,976,752

Energy — 5.7%
Exxon Mobil Corp.	11,768	965,094
Halliburton Co.	28,431	1,399,089
Schlumberger Ltd. (Curacao)	15,904	1,242,102
		3,606,285

Real Estate — 3.8%
Jones Lang LaSalle, Inc.	8,116	904,528
Simon Property Group, Inc. REIT	8,729	1,501,650
		2,406,178

Telecommunication Services — 2.5%
AT&T, Inc.	38,297	1,591,240

Materials — 2.3%
Agrium, Inc. (Canada)	14,720	1,406,496
Total Common Stocks		$61,865,259

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	834,363	834,363

Total Investment Securities — 99.7%
(Cost $54,679,067)		$62,699,622
Other Assets in Excess of Liabilities — 0.3%		190,396

Net Assets — 100.0%		$62,890,018

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$61,865,259	$—	$—	$61,865,259
Short-Term Investment Fund	834,363	—	—	834,363
Total	$62,699,622	$—	$—	$62,699,622

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Financials — 23.9%
Alleghany Corp.*	1,935	$1,189,367
Bank of America Corp.	21,858	515,630
Berkshire Hathaway, Inc. - Class B*	13,455	2,242,680
BlackRock, Inc.	3,028	1,161,268
Progressive Corp. (The)	31,771	1,244,788
Wells Fargo & Co.	22,166	1,233,760
		7,587,493

Consumer Discretionary — 21.6%
CarMax, Inc.*	21,266	1,259,373
Carnival Corp. (Panama)	25,753	1,517,109
Dollar Tree, Inc.*	17,602	1,381,053
Lowe's Cos., Inc.	9,885	812,646
NIKE, Inc. - Class B	17,085	952,147
O'Reilly Automotive, Inc.*	3,443	929,059
		6,851,387

Industrials — 16.6%
Deere & Co.	9,571	1,041,899
FedEx Corp.	3,538	690,441
General Dynamics Corp.	7,358	1,377,418
General Electric Co.	13,377	398,635
Norfolk Southern Corp.	9,855	1,103,464
Southwest Airlines Co.	12,190	655,334
		5,267,191

Information Technology — 15.0%
Alphabet, Inc. - Class C*	1,290	1,070,132
Apple, Inc.	11,185	1,606,837
Cisco Systems, Inc.	25,315	855,647
Visa, Inc. - Class A	13,800	1,226,406
		4,759,022

Consumer Staples — 8.2%
Altria Group, Inc.	18,486	1,320,270
Coca-Cola Co. (The)	14,650	621,746
Edgewell Personal Care Co.*	9,002	658,406
		2,600,422

Health Care — 6.0%
Bristol-Myers Squibb Co.	12,982	705,961
Eli Lilly & Co.	14,497	1,219,343
		1,925,304

Materials — 3.7%
NewMarket Corp.	2,623	1,188,822

Energy — 2.3%
Chevron Corp.	6,851	735,592

Telecommunication Services — 1.7%
Verizon Communications, Inc.	11,233	547,609
Total Common Stocks		$31,462,842

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	155,394	155,394

Total Investment Securities — 99.5%
(Cost $28,716,425)		$31,618,236

Other Assets in Excess of Liabilities — 0.5%		147,418

Net Assets — 100.0%		$31,765,654

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,462,842	$—	$—	$31,462,842
Short-Term Investment Fund	155,394	—	—	155,394
Total	$31,618,236	$—	$—	$31,618,236

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 97.1%

Equity Funds — 75.1%
Vanguard Extended Market ETF	18,155	$1,813,503
Vanguard FTSE Developed Markets ETF	80,725	3,172,492
Vanguard FTSE Emerging Markets ETF	27,130	1,077,603
Vanguard Global ex-US Real Estate ETF	5,630	299,854
Vanguard REIT ETF	6,080	502,147
Vanguard S&P 500 ETF	30,785	6,660,335
Vanguard Value ETF	14,480	1,380,958
		14,906,892

Fixed Income Funds — 22.0%
iShares Core US Aggregate Bond ETF	11,855	1,286,149
iShares iBoxx $ High Yield Corporate
Bond ETF†	17,080	1,499,282
Vanguard Intermediate-Term Corporate
Bond ETF	18,250	1,576,435
		4,361,866
Total Exchange Traded Funds		$19,268,758

Short-Term Investment Funds — 10.7%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	613,171	613,171
Invesco Government & Agency Portfolio, Institutional Class, 0.61%**∞Ω	1,509,946	1,509,946
Total Short-Term Investment Funds		$2,123,117

Total Investment Securities —107.8%
(Cost $19,800,498)		$21,391,875

Liabilities in Excess of Other Assets — (7.8%)		(1,552,713)

Net Assets — 100.0%		$19,839,162

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $1,476,811.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,268,758	$—	$—	$19,268,758
Short-Term Investment Funds	2,123,117	—	—	2,123,117
Total	$21,391,875	$—	$—	$21,391,875

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 97.2%
Fixed Income Funds — 60.0%
iShares Core US Aggregate Bond ETF	37,390	$4,056,441
iShares iBoxx $ High Yield Corporate
Bond ETF†	14,470	1,270,177
PowerShares Senior Loan Portfolio ETF	18,000	418,680
Vanguard Intermediate-Term Corporate
Bond ETF	47,070	4,065,907
Vanguard Total International Bond ETF	6,360	344,267
		10,155,472

Equity Funds — 37.2%
Vanguard Extended Market ETF	8,620	861,052
Vanguard FTSE Developed Markets ETF	28,050	1,102,365
Vanguard FTSE Emerging Markets ETF	10,530	418,252
Vanguard REIT ETF	2,070	170,961
Vanguard S&P 500 ETF	14,530	3,143,565
Vanguard Value ETF	6,190	590,340
		6,286,535
Total Exchange Traded Funds		$16,442,007

Short-Term Investment Funds — 10.7%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	522,061	522,061
Invesco Government & Agency Portfolio, Institutional Class, 0.61%**∞Ω	1,285,659	1,285,659
Total Short-Term Investment Funds		$1,807,720

Total Investment Securities —107.9%
(Cost $17,423,632)		$18,249,727

Liabilities in Excess of Other Assets — (7.9%)		(1,329,429)

Net Assets — 100.0%		$16,920,298

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $ 1,257,449.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,442,007	$—	$—	$16,442,007
Short-Term Investment Funds	1,807,720	—	—	1,807,720
Total	$18,249,727	$—	$—	$18,249,727

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.0%

Equity Funds — 58.7%
PowerShares Senior Loan Portfolio ETF	20,790	$483,575
Vanguard Extended Market ETF	17,220	1,720,106
Vanguard FTSE Developed Markets ETF	73,810	2,900,733
Vanguard FTSE Emerging Markets ETF	24,020	954,074
Vanguard Global ex-U.S. Real Estate ETF	2,250	119,835
Vanguard REIT ETF	4,480	370,003
Vanguard S&P 500 ETF	29,105	6,296,867
Vanguard Value ETF	12,675	1,208,815
		14,054,008

Fixed Income Funds — 39.3%
iShares Core US Aggregate Bond ETF	33,310	3,613,802
iShares iBoxx $ High Yield Corporate
Bond ETF†	19,480	1,709,954
Vanguard Intermediate-Term Corporate
Bond ETF	44,645	3,856,435
Vanguard Total International Bond ETF	4,460	241,420
		9,421,611
Total Exchange Traded Funds		$23,475,619

Short-Term Investment Funds — 9.4%
Dreyfus Government Cash
Management, Institutional Shares, 0.66%∞Ω	526,160	526,160
Invesco Government & Agency
Portfolio, Institutional Class, 0.61%**∞Ω	1,727,765	1,727,765
Total Short-Term Investment Funds		$2,253,925

Total Investment Securities —107.4%
(Cost $24,323,253)		$25,729,544

Liabilities in Excess of Other Assets — (7.4%)		(1,779,273)

Net Assets — 100.0%		$23,950,271

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $1,689,852.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,475,619	$—	$—	$23,475,619
Short-Term Investment Funds	2,253,925	—	—	2,253,925
Total	$25,729,544	$—	$—	$25,729,544

See accompanying Notes to Portfolios of Investments.

13

Notes to Portfolios of Investments

March 31, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2017, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

During the period ended March 31, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange

14

Notes to Portfolios of Investments (Unaudited) (Continued)

rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures

15

Notes to Portfolios of Investments (Unaudited) (Continued)

contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of March 31, 2017, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $12,750 held as collateral for futures contracts.

Swap Contracts—The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains

16

Notes to Portfolios of Investments (Unaudited) (Continued)

or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of March 31, 2017, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Derivativeinstrumentsandhedgingactivities—The following table sets forth the fair value of the Active Bond Fund’s derivative financial instruments by primary risk exposure as of March 31, 2017:

	Fair Value of Derivative Investments
	As of March 31, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$—	$(3,375)

* Amounts for Futures Contracts represent unrealized depreciation.

For the period ended March 31, 2017, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures Contracts	$2,808,078

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights

17

Notes to Portfolios of Investments (Unaudited) (Continued)

in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Active Bond Fund	Corporate Bonds	$256,518	$277,535	$21,017
Aggressive ETF Fund	Exchange Traded Funds	1,476,811	1,509,946	33,135
Conservative ETF Fund	Exchange Traded Funds	1,257,449	1,285,659	28,210
Moderate ETF Fund	Exchange Traded Funds	1,689,852	1,727,765	37,913

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is net of applicable fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

18

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of March 31, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$55,635,368	$771,121	$(426,377)	$344,744
Focused Fund	54,679,067	9,409,084	(1,388,529)	8,020,555
Large Cap Core Equity Fund	28,716,425	3,255,437	(353,626)	2,901,811
Aggressive ETF Fund	19,800,498	1,674,988	(83,611)	1,591,377
Conservative ETF Fund	17,423,632	913,800	(87,705)	826,095
Moderate ETF Fund	24,323,253	1,563,778	(157,487)	1,406,291

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.